UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock U.S. Global Leaders Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

John Hancock U.S. Global Leaders Growth Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 93.23%		$428,665,736

(Cost $306,381,059)

Consumer Discretionary 14.50%		66,656,227

Hotels, Restaurants & Leisure 11.51%
Starbucks Corp.	305,960	14,664,663
Starwood Hotels & Resorts Worldwide, Inc.	267,420	14,504,861
Yum! Brands, Inc.	374,920	23,743,684

Internet & Catalog Retail 2.99%
Amazon.com, Inc. (I)	70,680	13,743,019

Consumer Staples 13.85%		63,700,506

Beverages 6.87%
PepsiCo, Inc.	201,770	13,250,236
The Coca-Cola Company	271,600	18,341,148

Food Products 2.97%
Danone SA, ADR (L)	1,103,320	13,681,168

Household Products 4.01%
Colgate-Palmolive Company	203,130	18,427,954

Energy 7.79%		35,822,343

Energy Equipment & Services 7.79%
National Oilwell Varco, Inc.	243,130	17,986,757
Schlumberger, Ltd.	237,270	17,835,586

Financials 3.58%		16,438,753

Capital Markets 3.58%
State Street Corp.	419,570	16,438,753

Health Care 16.73%		76,930,550

Health Care Equipment & Supplies 4.56%
DENTSPLY International, Inc. (L)	241,380	9,109,681
Intuitive Surgical, Inc. (I)(L)	25,740	11,838,083

Health Care Technology 4.03%
Cerner Corp. (I)(L)	304,690	18,552,574

Pharmaceuticals 8.14%
Mylan, Inc. (I)	746,800	15,496,100
Novo Nordisk A/S, ADR (L)	120,600	14,373,108
Perrigo Company (L)	79,090	7,561,004

Industrials 1.68%		7,730,416

Machinery 1.68%
Joy Global, Inc.	85,240	7,730,416

Information Technology 24.66%		113,391,296

Computers & Peripherals 4.52%
Apple, Inc. (I)	45,570	20,801,794

Internet Software & Services 9.10%
eBay, Inc. (I)	579,190	18,302,404
Google, Inc., Class A (I)	32,110	18,627,332
VistaPrint NV (I)(L)	137,570	4,922,255

1

John Hancock U.S. Global Leaders Growth Fund
As of 1-31-12 (Unaudited)

		Shares	Value
Information Technology (continued)

IT Services 6.84%
Automatic Data Processing, Inc.		325,490	17,830,342
Visa, Inc., Class A		135,100	13,596,464

Software 4.20%
Red Hat, Inc. (I)(L)		335,920	15,576,609
Salesforce.com, Inc. (I)(L)		31,970	3,734,096

Materials 10.44%			47,995,645

Chemicals 10.44%
Ecolab, Inc. (L)		314,470	19,006,567
Monsanto Company		244,120	20,030,046
Praxair, Inc.		84,360	8,959,032

Preferred Securities 3.97%			$18,241,943

(Cost $15,867,858)

Consumer Staples 3.97%			18,241,943

Beverages 3.97%
Companhia de Bebidas das Americas, ADR (L)		501,290	18,241,943

	Yield	Shares	Value

Securities Lending Collateral 11.41%			$52,455,266

(Cost $52,429,891)

John Hancock Collateral Investment Trust (W)	0.3891%(Y)	5,240,705	52,455,266

Total investments (Cost $374,678,808)† 108.61%			$499,362,945

Other assets and liabilities, net (8.61%)			($39,595,702)

Total net assets 100.00%			$459,767,243

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $381,014,758. Net unrealized appreciation aggregated $118,348,187, of which $120,531,240 related to appreciated investment securities and $2,183,053 related to depreciated investment securities.

2

John Hancock U.S. Global Leaders Growth Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.

260Q1 1/12
3/12

John Hancock

MUTUAL FUNDS

John Hancock Classic Value Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

John Hancock Classic Value Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 96.88%		$1,588,522,397

(Cost $1,633,499,701)

Consumer Discretionary 8.66%		142,020,659

Diversified Consumer Services 1.45%
Apollo Group, Inc., Class A (I)(L)	454,050	23,796,761

Media 2.88%
Omnicom Group, Inc. (L)	1,035,775	47,241,698

Specialty Retail 4.33%
Staples, Inc.	4,851,825	70,982,200

Consumer Staples 4.74%		77,748,511

Beverages 3.00%
Molson Coors Brewing Company, Class B	1,148,087	49,241,451

Personal Products 1.74%
Avon Products, Inc.	1,604,224	28,507,060

Energy 11.57%		189,764,526

Oil, Gas & Consumable Fuels 11.57%
BP PLC, ADR	1,338,592	61,454,759
Exxon Mobil Corp.	643,248	53,865,588
Royal Dutch Shell PLC, ADR (L)	1,043,220	74,444,179

Financials 34.40%		563,947,223

Capital Markets 11.95%
Franklin Resources, Inc. (L)	387,025	41,063,353
Morgan Stanley	1,792,950	33,438,518
State Street Corp. (L)	848,810	33,256,376
The Goldman Sachs Group, Inc.	401,625	44,769,139
UBS AG (L)	3,199,304	43,478,541

Commercial Banks 2.04%
PNC Financial Services Group, Inc.	566,753	33,393,087

Diversified Financial Services 6.78%
Bank of America Corp.	3,899,150	27,800,940
Citigroup, Inc.	1,367,467	42,008,586
JPMorgan Chase & Company	1,107,500	41,309,750

Insurance 13.63%
ACE, Ltd. (L)	227,146	15,809,362
American International Group, Inc. (L)	1,420,795	35,676,162
Axis Capital Holdings, Ltd.	1,265,360	38,947,781
Fidelity National Financial, Inc., Class A (L)	1,757,708	31,972,709
MetLife, Inc.	999,225	35,302,619
The Allstate Corp.	2,278,000	65,720,300

Health Care 2.94%		48,254,960

Pharmaceuticals 2.94%
Abbott Laboratories	891,135	48,254,960

Industrials 9.68%		158,689,214

Aerospace & Defense 6.69%
Huntington Ingalls Industries, Inc. (I)	221,563	8,348,494
L-3 Communications Holdings, Inc.	699,748	49,500,174
Northrop Grumman Corp.	891,607	51,757,786

1

John Hancock Classic Value Fund
As of 1-31-12 (Unaudited)

		Shares	Value
Industrials (continued)

Building Products 2.99%
Fortune Brands Home & Security, Inc. (I)		517,069	$9,601,971
Masco Corp. (L)		3,270,985	39,480,789

Information Technology 18.21%			298,572,183

Computers & Peripherals 7.33%
Dell, Inc. (I)		2,106,585	36,296,460
Hewlett-Packard Company		2,998,154	83,888,349

Electronic Equipment, Instruments & Components 2.48%
TE Connectivity, Ltd.		1,194,041	40,716,798

IT Services 2.49%
Computer Sciences Corp. (L)		1,578,300	40,767,489

Software 5.91%
CA, Inc.		2,257,405	58,195,901
Microsoft Corp.		1,310,775	38,707,186

Materials 3.57%			58,583,411

Chemicals 3.57%
PPG Industries, Inc.		469,681	42,074,020
The Sherwin-Williams Company		169,275	16,509,391

Utilities 3.11%			50,941,710

Electric Utilities 3.11%
Entergy Corp. (L)		734,242	50,941,710

	Yield	Shares	Value

Securities Lending Collateral 6.15%			$100,791,238

(Cost $100,738,855)

John Hancock Collateral Investment Trust (W)	0.3891%(Y)	10,069,860	100,791,238

		Par value	Value

Short-Term Investments 1.69%			$27,758,000

(Cost $27,758,000)

Repurchase Agreement 1.69%			27,758,000

Repurchase Agreement with State Street Corp. dated 1-31-12 at 0.010% to be repurchased at $27,758,008 on 2-1-12, collateralized by $28,260,000 Federal
National Mortgage Association, 0.600% due 9-27-13 (valued at $28,315,834,
including interest)		$27,758,000	27,758,000

Total investments (Cost $1,761,996,556)† 104.72%			$1,717,071,635

Other assets and liabilities, net (4.72%)			($77,429,316)

Total net assets 100.00%		$1,639,642,319

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 1-31-12.

2

John Hancock Classic Value Fund
As of 1-31-12 (Unaudited)

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 1-31-12.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $1,830,078,391. Net unrealized depreciation aggregated $113,006,756, of which $171,591,449 related to appreciated investment securities and $284,598,205 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 1-31-12:

United States	80.1%
Switzerland	6.1%
Netherlands	4.5%
United Kingdom	3.8%
Bermuda	2.4%
Short-Term Investments & Other	3.1%

3

John Hancock Classic Value Fund
As of 1-31-12 (Unaudited)

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of January 31, 2012 all investments are categorized as Level 1 under the hierarchy described above, except Repurchase Agreements, which are categorized as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Fund.

380Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012